Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 9,641	$ 8,133	$ 4,912
Accumulated depreciation and amortization	(3,940)	(2,841)	(1,264)
Property and equipment, net	5,701	5,292	3,648
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,569	6,167	3,554
Computer equipment and servers
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	866	631	458
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	184	184	238
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	114	114	143
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,908	$ 1,037	$ 519